Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000220758 | The Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220758 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220758 | Albany International Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220758 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220758 | Textron Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220758 | Moog Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220758 | Hexcel Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220758 | Honeywell International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220758 | L3Harris Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220758 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220758 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000220758 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000220758 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000220758 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000220758 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000220758 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000220758 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220758 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000220752 | SuRo Capital Corp., BDC
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220752 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220752 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220752 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220752 | Cohen & Steers Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220752 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220752 | Fiserv Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220752 | Blue Owl Capital Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220752 | Blackstone Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220752 | W. R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220752 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000220752 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220752 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000220752 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220752 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220752 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220752 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000220752 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000220752 | Closed-End Funds_Industry
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220752 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220752 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236584 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236584 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000236584 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000236584 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236584 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236584 | Advanced Micro Devices Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236584 | Kyndryl Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236584 | Arista Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236584 | Texas Instruments Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236584 | Check Point Software Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236584 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000236584 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000236584 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000236584 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000236584 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236584 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000236584 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000236584 | Prepackaged Software
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000236584 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000236584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236584 | Computer Integrated Systems Design
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236584 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236584 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220751 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220751 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000220751 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220751 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220751 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220751 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220751 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220751 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220751 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220751 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220751 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000220751 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000220751 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000220751 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220751 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000220751 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000220751 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220751 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220751 | Information Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220751 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000220751 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220751 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220751 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000264100 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264100 | Celanese US Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264100 | Post Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264100 | Suburban Propane Partners LP/Suburban Energy Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264100 | Rogers Communications Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264100 | Garrett Motion Holdings Inc./Garrett LX I Sarl
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264100 | Herc Holdings Inc., New York
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Knife River Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Alumina Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264100 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000264100 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000264100 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000264100 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264100 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000264100 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000264100 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000264100 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000264100 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000264100 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000264100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000264100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000264100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000264100 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000264100 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000264100 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220756 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220756 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220756 | Waste Connections Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220756 | Crown Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220756 | Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220756 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220756 | Mirion Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220756 | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220756 | IDACORP Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220756 | Hubbell Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220756 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000220756 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000220756 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C000220756 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000220756 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C000220756 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220756 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000220756 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000220756 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000220756 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220756 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220756 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220756 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000269470 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000269470 | Liberty Media Corp. - Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000269470 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000269470 | Liberty Live Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000269470 | Madison Square Garden Entertainment Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000269470 | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000269470 | Ferrari NV
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000269470 | The Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269470 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269470 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000269470 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000269470 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000269470 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(40.10%)
C000269470 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000269470 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(40.10%)
C000269470 | Sports
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000269470 | Media
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000269470 | Live Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000265130 | Allison Transmission Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000265130 | Gen Digital Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000265130 | Comerica Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265130 | Chemed Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265130 | Regal Rexnord Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265130 | Voya Financial Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265130 | Brunswick Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265130 | Reinsurance Group of America Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000265130 | Nexstar Media Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000265130 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000265130 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000265130 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000265130 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000265130 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000265130 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000265130 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000265130 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000265130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000265130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000265130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000265130 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000265130 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000265130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%